Cover	Mar. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2023
Entity File Number	001-35236
Entity Registrant Name	Orchid Island Capital, Inc.
Entity Central Index Key	0001518621
Entity Tax Identification Number	27-3269228
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3305 Flamingo Drive
Entity Address, City or Town	Vero Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32963
City Area Code	772
Local Phone Number	231-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ORC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false